Shareholders' Equity (Details 1)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' Equity [Abstract]
Dividend yield		11.00%	11.00%	11.00%
Expected volatility	[1]	28.00%	35.00%	35.00%
Average risk-free interest rate		2.60%	1.90%	2.00%
Expected average term - in years		3 years 10 months 17 days	3 years 10 months 17 days	3 years 10 months 17 days

[1]	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.